Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 174,712	£ 166,730
Collateral value of residential properties, stock	174,637	166,623
Loan-to-value, stage 3	1,796	1,799
Collateral value of residential properties, stage 3	1,784	1,783
Loan-to-value, new business	32,013	24,953
Collateral value of residential properties, new business	32,012	24,953
Collateral against loans in negative equity	455	629
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	190	280
Loan-to-value, stage 3	89	132
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	78,911	73,489
Loan-to-value, stage 3	942	858
Loan-to-value, new business	4,997	4,180
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	25	28
Loan-to-value, stage 3	9	11
>50-75%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	77,781	68,324
Loan-to-value, stage 3	614	633
Loan-to-value, new business	15,831	10,088
>50-75% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	62	89
Loan-to-value, stage 3	28	36
>75-85%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	13,866	18,113
Loan-to-value, stage 3	106	125
Loan-to-value, new business	6,896	5,858
>75-85% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	41
Loan-to-value, stage 3	12	19
>85-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	3,626	6,070
Loan-to-value, stage 3	69	93
Loan-to-value, new business	4,239	4,781
>85-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	44
Loan-to-value, stage 3	14	22
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	528	734
Loan-to-value, stage 3	65	90
Loan-to-value, new business	50	46
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	51	78
Loan-to-value, stage 3	£ 26	£ 44
Simple Average LTV
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	41.00%	42.00%
Percentage of loan to value, stage 3	38.00%	41.00%
Percentage of loan to value, new business	64.00%	64.00%